Related Party Transactions - Additional Information (Detail) (Employees)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employees
Related Party Transaction [Line Items]
Related party sales revenue as a percentage of total gross revenues	0.00%	3.30%	3.60%